PROPERTY AND EQUIPMENT (Details) (JPY ¥) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
PROPERTY AND EQUIPMENT
Total	¥ 1,105,238	¥ 546,108
Accumulated depreciation	(315,914)	(169,345)
Property and equipment-net	789,324	376,763
Leasehold improvements
PROPERTY AND EQUIPMENT
Total	112,296	109,141
Furniture and fixtures
PROPERTY AND EQUIPMENT
Total	99,520	95,476
Computers
PROPERTY AND EQUIPMENT
Total	873,716	336,338
Assets under capital lease, principally office equipment
PROPERTY AND EQUIPMENT
Total	¥ 19,706	¥ 5,153